Short-term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Time deposits	$ 97,510,000	$ 20,976,000
Equity securities with readily determinable fair value	4,624,000
Total short-term investments	$ 102,134,000	$ 20,976,000
Weighted average return of the wealth management products	2.70%	2.90%
Unrealized investment loss in fair value	$ 1,998,000
Financial income, net
Unrealized investment loss in fair value	1,998,000
Realized investment income	$ 422